Share capital (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Shareholders’ equity	$ 7,656	$ 2,478	$ 1,905
Share capital
Disclosure of classes of share capital [line items]
Number of shares issued	105,928,734	68,678,622	68,662,767
Shareholders’ equity	$ 3,402	$ 481	$ 480
Common | Share capital
Disclosure of classes of share capital [line items]
Number of shares issued	103,647,256	66,397,144	66,381,289
Shareholders’ equity	$ 3,402	$ 481	$ 480
Class B Common | Share capital
Disclosure of classes of share capital [line items]
Number of shares issued	2,281,478	2,281,478	2,281,478
Shareholders’ equity	$ 0	$ 0	$ 0